Leases (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Borrowing rate			8.00%		8.00%
Remaining lease term (in years)					3 years 11 months 1 day
Weighted-average discount rate	8.00%		8.00%		8.00%
Amortization expense	$ 29,458	$ 0			$ 1,299	$ 0
Cash lease payments			$ 29,458	$ 0	1,522	0
Financing lease right-of-use asset	141,615		141,615		64,416	0
Financing lease liability					14,327	0
Operating lease liability, current	9,744		9,744		62,113	39,148
Operating leases expense	55,153	$ 23,087			47,612	31,266
Operating lease right-of-use asset	9,744		9,744		62,113	49,432
Operating lease liability, non current	0		0		0	10,283
Financing lease liability, current	38,317		38,317		14,327	0
Financing lease liability, non current	$ 103,988		$ 103,988		48,946	0
Property Subject To Financing Lease [Member]
Operating lease liability, current					$ 48,946	0
Property Subject to Operating Lease [Member]
Borrowing rate					8.00%
Remaining lease term (in years)					9 months 21 days
Weighted-average discount rate					8.00%
Cash lease payments					$ 47,612	$ 31,266
Finance Lease Liability [Member]
Remaining lease term (in years)	3 years 4 months 17 days		3 years 4 months 17 days		3 years 11 months 1 day
Operating Lease Liabilities [Member]
Borrowing rate			8.00%
Remaining lease term (in years)	2 months 1 day		2 months 1 day
Weighted-average discount rate	8.00%		8.00%
Cash lease payments			$ 55,153	$ 23,087
Remaining lease term (in years)					9 months 21 days